OTHER LIABILITIES - Narrative (Details) - Maintenance and power warranty programs € in Millions	Dec. 31, 2019 EUR (€)
2020
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 61
2021
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	44
2022
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	35
Afterwards
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 79